DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)										9 Months Ended
	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) item shares	Oct. 20, 2022 USD ($) shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item										1	1
Sale of units, net of underwriting discounts (in shares) | shares											557,000
Purchase price, per unit | $ / shares										$ 10.15	$ 10.15
Proceeds from issuance initial public offering											$ 113,045,000
Transaction costs										$ 6,877,164	6,877,164
Underwriting fees										1,955,000	1,955,000
Deferred underwriting fee payable										4,370,000	4,370,000
Other offering costs										552,164	552,164
Cash held outside trust account										$ 9,478	$ 9,478
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%	100.00%
Months to complete acquisition										12 months
Threshold minimum aggregate fair market value as a percentage of the net assets held in the trust account										80	80
Condition for future business combination threshold percentage ownership										50	50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)										2 days	2 days
Investment of cash into trust account											$ 116,725,008
Condition for future business combination threshold net tangible assets										$ 5,000,001	$ 5,000,001
Redemption period upon closure										10 days	10 days
Maximum allowed dissolution expenses										$ 100,000	$ 100,000
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration						100.00%				100.00%
Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Extension period to consummate a business combination		3 months
Number of extensions to consummate a business combination				3	3
Maximum extension period to consummate a business combination		9 months
Extension fee payable by sponsor		$ 350,000	$ 350,000	$ 350,000	$ 350,000
Investment of cash into trust account	$ 350,000
Common stock subject to redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary equity shares, shares outstanding | shares										11,500,000	11,500,000
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares											557,000
Common Stock | Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares			10,805,877
Common Stock | Common stock subject to redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares			10,805,877
Temporary equity shares, shares outstanding | shares		694,123	694,123	694,123	694,123
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares									11,500,000
Purchase price, per unit | $ / shares									$ 10.00
Proceeds from issuance initial public offering									$ 115,000,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)									100.00%
Months to complete acquisition									12 months
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares									$ 10.15
Proceeds from issuance initial public offering									$ 116,725,000
Private Placement. | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares									557,000
Price of warrant | $ / shares									$ 10.00
Proceeds from sale of private placement warrants							$ 5,570,000	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants									1,890,000
Underwriting fees									$ 0
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%	100.00%
Months to complete acquisition										12 months
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares									1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares										$ 10.15	$ 10.15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%	100.00%
Months to complete acquisition										12 months
Extension period to consummate a business combination		3 months
Number of extensions to consummate a business combination					3
Maximum extension period to consummate a business combination		9 months
Extension fee payable by sponsor		$ 350,000	$ 350,000	$ 350,000	$ 350,000
Anticipated price per public share based on amount held in trust account | $ / shares	$ 10.65
Sponsor | Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Investment of cash into trust account	$ 350,000